Treasury Shares - Changes in Treasury Shares (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares, Beginning	11,561,263	11,171,363
Number of shares, Acquisition of treasury shares	0	(389,900)
Number of disposal of outstanding treasury shares	223,605
Number of retirement of outstanding treasury shares	2,615,605
Number of shares, Ending	8,722,053	11,561,263	11,171,363
Amount, Beginning	₩ 2,508,294
Amount, Acquisition of treasury shares		₩ 116,771	₩ 883,220
Amount, Ending	1,892,308	₩ 2,508,294
Retirement of treasury stock	₩ (59,547)
Treasury shares [member]
Number of shares, Beginning	11,561,263	11,171,363
Number of shares, Acquisition of treasury shares		389,900
Number of disposal of outstanding treasury shares	(223,605)
Number of retirement of outstanding treasury shares	(2,615,605)
Number of shares, Ending	8,722,053	11,561,263	11,171,363
Amount, Beginning	₩ 2,508,294	₩ 2,391,523
Amount, Acquisition of treasury shares		116,771	₩ 883,220
Amount, Ending	1,892,308	₩ 2,508,294	₩ 2,391,523
Disposal of treasury shares	(48,513)
Retirement of treasury stock	₩ (567,473)